Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Balance sheet Information About Leases for Lessee
The consolidated statements of financial position shows the following amounts relating to leases:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Right-of-use assets
Property and building	₩	950,940	1,307,484
Machinery and communication line facilities	103,672		125,715
Others	158,158		104,918
Total	₩	1,212,770	1,538,117

(In millions of Korean won)	December 31, 2024		December 31, 2025
Lease liabilities[1]
Current	₩	349,264	379,291
Non-current	710,189		1,043,915
Total	₩	1,059,453	1,423,206
1Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statements of financial position (Notes 9).
Schedule of Statement of Profit or Loss Information About Leases for Lessee
The consolidated statement of profit or loss relating to leases for year ended December 31, 2023, 2024, and 2025 are as follows:

(in millions of Korean won)	December 31, 2023	December 31, 2024	December 31, 2025
Depreciation of Right-of-use assets
Property and building	₩ 297,571	₩ 301,621	₩ 320,991
Machinery and communication line facilities	32,794	25,550	38,930
Others	72,372	83,754	71,056
Total	₩ 402,737	₩ 410,925	₩ 430,977
Interest expense relating to lease liabilities	52,035	47,556	45,839
Expense relating to short-term leases	8,804	8,048	11,385
Expense relating to leases of low-value assets that are not short-term leases	26,290	27,751	31,041
Expense relating to variable lease payments not included in lease liabilities	9,288	6,722	13,699